Summary of Restricted Stock Unit Activity (Detail) (Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Restricted Stock Units
Outstanding at beginning of year, Restricted Stock Units	384
Granted, Restricted Stock Units	171
Vested, Restricted Stock Units	(171)
Forfeited and expired, Restricted Stock Units	(23)
Outstanding at end of year, Restricted Stock Units	361
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of year, Weighted-Average Grant-Date Fair Value	$ 32.39
Granted, Weighted-Average Grant-Date Fair Value	$ 19.39
Vested, Weighted-Average Grant-Date Fair Value	$ 24.21
Forfeited and expired, Weighted-Average Grant-Date Fair Value	$ 26.67
Outstanding at end of year, Weighted-Average Grant-Date Fair Value	$ 25.12